Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Liabilities [abstract]
Other Financial Liabilities

NOTE 25. OTHER FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21
Creditors for Purchase to be Settled	24,406,126	60,142,118
Collections and Other Transactions on Behalf of Third Parties	25,366,665	29,090,423
Obligations for Purchase Financing	241,924,478	257,970,202
Creditors for Purchase of Foreign Currency to be Settled	20,047,542	5,937,596
Accrued Fees Payable	5,228,217	1,680,017
Sundry Items Subject to Minimum Cash	2,214,410	2,280,492
Sundry Items not Subject to Minimum Cash	10,989,606	14,711,091
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	702,749	669,247
Cash or equivalents for purchases or cash sales to be settled	23,685	196,433
Lease Liabilities	7,675,499	8,535,060
Other Financial Liabilities	10,200,292	18,897
Total	348,779,269	381,231,576
The breakdown of Other Financial Liabilities per remaining terms is detailed in Schedule I.